Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 77,148	$ 97,446	$ 93,212
Net income attributable to common stockholders	74,618	97,446	93,212
Other comprehensive income:
Change in net unrealized losses on cash flow hedges	0	(1,137)	(1,190)
Net cash flow hedge losses reclassified to operations	0	2,165	1,245
Total comprehensive income	74,618	98,474	93,267
Spirit Realty, L.P.
Net income	77,148	97,446	93,212
Net income attributable to common stockholders	74,618	97,446	93,212
Other comprehensive income:
Change in net unrealized losses on cash flow hedges	0	(1,137)	(1,190)
Net cash flow hedge losses reclassified to operations	0	2,165	1,245
Total comprehensive income	$ 77,148	$ 98,474	$ 93,267